Changes in accumulated other comprehensive income (loss), net of applicable taxes (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	¥ (37,379)	¥ (65,689)	¥ 410
Other comprehensive income, net of tax	(39,576)	28,310	(66,099)
Accumulated other comprehensive income (loss), Ending Balance	(76,955)	(37,379)	(65,689)
Unrealized holding gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	10,984	(4,112)	(2,502)
Other comprehensive income, net of tax	(5,293)	15,096	(1,610)
Accumulated other comprehensive income (loss), Ending Balance	5,691	10,984	(4,112)
Change in fair value of derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	(113)	(50)	75
Other comprehensive income, net of tax	4	(63)	(125)
Accumulated other comprehensive income (loss), Ending Balance	(109)	(113)	(50)
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	(27,135)	(32,987)	14,599
Other comprehensive income, net of tax	(27,854)	5,852	(47,586)
Accumulated other comprehensive income (loss), Ending Balance	(54,989)	(27,135)	(32,987)
Pension liability adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	(21,115)	(28,540)	(11,762)
Other comprehensive income, net of tax	(6,433)	7,425	(16,778)
Accumulated other comprehensive income (loss), Ending Balance	¥ (27,548)	¥ (21,115)	¥ (28,540)